Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
REVENUE
Revenue
OPERATING EXPENSES
Administration expenses	1,499,885	1,706,452
Occupancy expenses - related party	28,841	28,366
Research and development	247,919	256,052
TOTAL OPERATING EXPENSES	1,776,645	1,990,870
LOSS FROM OPERATIONS	(1,776,645)	(1,990,870)
OTHER INCOME (EXPENSE)
Interest expense	(532,821)	(568,798)
Interest income	36	5,613
Change in fair value of derivative liabilities	(530,330)	(99,111)
Gain from settlement of accounts payable	17,499
Gain (loss) on extinguishment of debt, net	25,969	(17,503)
Foreign currency transaction gain (loss)	5,885	(42,395)
TOTAL OTHER EXPENSE, NET	(1,013,762)	(722,194)
LOSS BEFORE TAXES	(2,790,407)	(2,713,064)
Tax benefit	129,841	54,977
NET LOSS	(2,660,566)	(2,658,087)
Deemed Dividend	(466,273)	(700,340)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (3,126,839)	$ (3,358,427)
Net loss per share available to common stockholders - basic	$ (1.80)	$ (49.23)
Net loss per share available to common stockholders - diluted	$ (1.80)	$ (49.23)
Weighted Average shares outstanding - basic	1,738,802	68,219
Weighted Average shares outstanding - diluted	1,738,802	68,219
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (3,126,839)	$ (3,358,427)
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	60,327	149,345
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	60,327	149,345
TOTAL COMPREHENSIVE LOSS	$ (3,066,512)	$ (3,209,082)